Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	$ 19,491
Depreciation of property and equipment	(6,634)	$ (5,471)
Property, plant and equipment at end of period	20,496	19,491
Furniture
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,361
Property, plant and equipment at end of period	1,955	1,361
Equipment
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	483
Property, plant and equipment at end of period	515	483
Computer equipment
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	4,550
Property, plant and equipment at end of period	4,893	4,550
Leasehold improvements
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	13,097
Property, plant and equipment at end of period	13,133	13,097
Cost
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	31,224	27,038
Additions	7,639	8,506
Disposals	(951)	(4,320)
Property, plant and equipment at end of period	37,912	31,224
Cost | Furniture
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	2,552	2,314
Additions	1,126	1,004
Disposals	(22)	(766)
Property, plant and equipment at end of period	3,656	2,552
Cost | Equipment
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,400	1,975
Additions	282	43
Disposals	(12)	(618)
Property, plant and equipment at end of period	1,670	1,400
Cost | Computer equipment
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	9,754	9,197
Additions	3,257	3,281
Disposals	(915)	(2,724)
Property, plant and equipment at end of period	12,096	9,754
Cost | Leasehold improvements
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	17,518	13,552
Additions	2,974	4,178
Disposals	(2)	(212)
Property, plant and equipment at end of period	20,490	17,518
Accumulated depreciation
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(11,733)	(10,582)
Depreciation of property and equipment	(6,634)	(5,471)
Disposals	951	4,320
Property, plant and equipment at end of period	(17,416)	(11,733)
Accumulated depreciation | Furniture
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,191)	(1,426)
Depreciation of property and equipment	(532)	(531)
Disposals	22	766
Property, plant and equipment at end of period	(1,701)	(1,191)
Accumulated depreciation | Equipment
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(917)	(1,342)
Depreciation of property and equipment	(250)	(193)
Disposals	12	618
Property, plant and equipment at end of period	(1,155)	(917)
Accumulated depreciation | Computer equipment
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(5,204)	(5,214)
Depreciation of property and equipment	(2,914)	(2,714)
Disposals	915	2,724
Property, plant and equipment at end of period	(7,203)	(5,204)
Accumulated depreciation | Leasehold improvements
Disclosure material accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(4,421)	(2,600)
Depreciation of property and equipment	(2,938)	(2,033)
Disposals	2	212
Property, plant and equipment at end of period	$ (7,357)	$ (4,421)